Financial assets and liabilities - Changes in Level 3 assets and liabilities - (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	$ 91,713
Financial assets at end of period	92,007
Financial liabilities at beginning of period	52,720
Financial liabilities at end of period	57,186
Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	24
Translation adjustments	(6)
Financial assets at end of period	18
Financial liabilities at beginning of period	120
Gain and losses recognized in income statement	(79)
Settlements, fair value measurement, liabilities	(22)
Financial liabilities at end of period	$ 19